Document and Entity Information	Feb. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 07, 2023
Entity Registrant Name	TESSCO Technologies Incorporated
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-33938
Entity Tax Identification Number	52-0729657
Entity Address, Address Line One	11126 McCormick Road
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21031
City Area Code	410
Local Phone Number	229-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TESS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000927355
Amendment Flag	false